COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New offices in Holon, Israel [Member]
Future minimum payments, operating leases:
Lease expense	$ 5,419	$ 1,710	$ 1,166
New offices in Holon, Israel [Member] | Minimum Lease Payments [Member]
Future minimum payments, operating leases:
2017	6,275
2018	6,318
2019	4,297
2020	3,613
2021	3,342
Thereafter	6,262
Total	30,107
New offices in Holon, Israel [Member] | Minimum Sublease Rentals [Member]
Future minimum payments, operating leases:
2017	693
2018	694
2019	697
2020	627
2021	695
Thereafter	970
Total	4,376
New offices in Holon, Israel [Member] | Net future minimum lease commitment [Member]
Future minimum payments, operating leases:
2017	5,582
2018	5,624
2019	3,600
2020	2,986
2021	2,647
Thereafter	5,292
Total	25,731
Vehicles [Member]
Future minimum payments, operating leases:
Lease expense	$ 790	$ 1,046	$ 1,163